Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (1,316,806)	$ 277,364	$ 1,306,153	$ (1,874,080)
Adjustments:
Prepaid expenses and other current assets	(149,183)	(12,443)	(176,859)	77,134
Accrued expenses	73,180	(59,966)	126,891	20,939
Income taxes payable	(5,883)	33,765	26,934	(21,051)
Net cash used in operating activities	(594,794)	(473,114)	(217,499)	(610,924)
Change in fair value of warrant liability	829,565		(1,224,597)	1,975,156
Offering costs allocated to warrant liability			19,946
Interest earned on marketable securities held in Trust Account	(25,667)	(715,000)	(295,788)	(787,350)
Unrealized loss on marketable securities held in Trust Account		4,068	(227)	(2,056)
Deferred tax benefit		(902)	48	384
Investment of cash in Trust Account			(130,015,520)
Cash withdrawn from Trust Account for franchise and income tax payments	465,999	378,855		419,894
Proceeds from sale of Units, net of underwriting discounts paid			127,415,209
Proceeds from sale of Private Warrants			3,950,311
Advances from related party			203,958
Repayment of advances from related party			(187,500)
Proceeds from promissory note – related party	400,000		100,569
Repayment of promissory note – related party			(100,230)
Payment of offering costs			(786,728)
Cash Flows from Investing Activities:
Net cash provided by (used in) investing activities	465,999	378,855	(130,015,520)	419,894
Cash Flows from Financing Activities:
Net cash provided by financing activities	400,000		130,595,589
Initial classification of common stock subject to possible redemption			122,378,428
Change in value of common stock subject to possible redemption	(1,316,799)	277,361	1,326,720	(1,874,089)
Issuance of Representative Shares			910
Offering cost paid directly by stockholder in consideration for the issuance of common stock			25,000
Net Change in Cash	271,205	(94,259)	362,570	(191,030)
Cash – Beginning of period	171,540	362,570		362,570
Cash – End of period	442,745	268,311	362,570	171,540	$ 362,570
Supplementary cash flow information:
Cash paid for income taxes	19,953	41,039		47,779
Leafly Holdings, Inc.
Cash Flows from Operating Activities:
Net income (loss)	(2,426,000)	(8,343,000)		(9,964,000)	(31,936,000)
Adjustments:
Depreciation and amortization				312,000	261,000
Depreciation	138,000	162,000
Stock-based compensation expense	521,000	358,000		1,158,000	1,136,000
Bad debt expense	312,000	786,000		1,590,000	586,000
Amortization of right-of-use assets	230,000	248,000
Noncash interest expense associated with convertible debt	111,000	409,000
Other	42,000	12,000
Noncash lease costs				248,000
Loss on write-off of merchandise inventory and other				308,000
Accrued expenses	1,206,000	447,000
Net cash used in operating activities	(601,000)	(9,711,000)		(9,792,000)	(28,774,000)
Accounts receivable	(763,000)	(2,315,000)		(2,138,000)	(1,122,000)
Other assets	(8,000)	397,000		87,000	(1,242,000)
Accounts payable	(458,000)	(2,624,000)		(3,327,000)	3,650,000
Accrued expenses and other liabilities				2,435,000	(63,000)
Deferred revenue	494,000	752,000		(501,000)	(44,000)
Proceeds from related party payables		334,000
Payments on related party payables	(210,000)
Deposits paid					(458,000)
Proceeds from sale of property and equipment				20,000
Purchase of property and equipment	(19,000)			(5,000)	(761,000)
Cash Flows from Investing Activities:
Net cash provided by (used in) investing activities	(19,000)			15,000	(1,219,000)
Proceeds from exercise of stock options	81,000	69,000		97,000	366,000
Proceeds from early exercise of stock options					664,000
Proceeds from convertible promissory notes	23,970,000	4,624,000		4,624,000	6,520,000
Proceeds from issuance of Class 1 common stock					26,000,000
Proceeds from Series A preferred stock, net		3,490,000		3,490,000
Change in related party payables				645,000	1,208,000
Cash Flows from Financing Activities:
Net cash provided by financing activities	23,841,000	8,517,000		8,856,000	34,758,000
Net increase (decrease) in cash, cash equivalents, and restricted cash	23,221,000	(1,194,000)		(921,000)	4,765,000
Cash – Beginning	4,934,000	5,855,000		5,855,000	1,090,000
Cash – End of period	$ 28,155,000	$ 4,661,000	$ 5,855,000	4,934,000	5,855,000
Conversion of promissory notes into Series A preferred stock, net				11,838,000
Issuance of convertible preferred shares in exchange for settlement of Privateer related party payables					6,023,000
Extinguishment of Privateer related party payables					$ 1,456,000